Stock Option Plan	9 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10.  Stock Option Plan

In September, 2011, the Company adopted the 2011 Stock Option Plan (the Plan). The Plan provides for the granting of options to purchase shares of common stock to employees and consultants of the Company. Options granted under the Plan may be either incentive stock options (ISOs) or non-qualified stock options (NSOs). ISOs may be granted only to Company employees (including officers and directors who may also be employees). NSOs may be granted to Company employees and consultants. The Company reserved 13,005,000 shares of common stock for issuance under the Plan as of December 31, 2011, of which 8,876,546 were subject to outstanding options and other awards and 4,128,454 were available for future grants of share-based awards.

Options under the Plan may be granted for periods of up to ten years and at prices no less than 85% of the estimated fair value of the shares on the date of grant as determined by the Board of Directors, provided, however, that (i) the exercise price of an ISO and NSO shall not be less than 100% and 85% of the estimated fair value of the shares on the date of grant, respectively, and (ii) the exercise price of an ISO and NSO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The Board of Directors determined the value of the underlying stock by considering a number of factors, including historical and projected results, the risks the Company faced at the time of issuance, the rights of the Company’s preferred securities and the lack of liquidity of the Company’s common stock. Options granted under the Plan generally vest ratably over a 36 month period. It is the Company’s policy to grant stock options to employees and nonemployees at exercise prices equal to the fair value of the underlying stock at the date of the grant.

The following is a summary of stock options granted, canceled, and outstanding under the plan for the year ended December 31, 2011:

	Number of Stock Options	Exercise Price	Weighted- Average Exercise Price	Weighted average remaining contractual life (years)
Outstanding at April 1, 2011	-	$-	$-	-
Granted	10,426,538	0.20 - 0.30	0.21	9.77
Cancelled	(1,549,992)	0.20	0.20	-
Exercised	-	-	-	-
Balance at December 31, 2011	8,876,546	$0.20-0.30	$0.21	9.77

The following is a summary of stock options vested as of December 31, 2011:

	Vested Options	Exercise Price	Weighted- Average Exercise Price	Weighted average remaining contractual life (years)

December 31, 2011	2,868,143	$0.20 - 0.30	$0.20	9.77

No options are exercisable until the expiration of the Lock-Up agreement on November 8, 2012.

At December 31, 2011, 4,128,454 options remained available for future grants under the Plan. The weighted-average grant date fair value of options granted during the period ended December 31, 2011 was $ 0.03. Outstanding options as of December 31, 2011 have an intrinsic value of zero.

The options were valued using the Black-Scholes-pricing model. Significant assumptions used in the valuation include the following:

Expected term	5.40 - 5.84 years
Expected volatility	415% - 447%.
Risk free interest rate	0.82% - 2.03%
Expected dividend yield	0%

During the period ended December 31, 2011, stock compensation expense recognized under the plan was $84,325.

As of December 31, 2011 there was $199,679 of unrecognized compensation related to stock options granted, which is expected to be recognized over a weighted-average period of 2.8 years.